Document And Entity Information	Nov. 30, 2021
Document Information Line Items
Entity Registrant Name	CLS HOLDINGS USA, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001522222
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Address, Address Line One	11767 South Dixie Highway, Suite 115
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	888
Local Phone Number	359-4666